COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2017
COMMITMENTS
Schedule of minimum payments
	Leases	Other commitments

2018	$42,212	$94,796
2019 to 2022	74,087	262,470
2023 and thereafter	35,232	233,141